Cash, Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2023
Cash, Cash Equivalents and Restricted Cash [Abstract]
Schedule of Cash Equivalents and Restricted Cash
	As of June 30, 2023	As of December 31, 2022
	(Unaudited)
Cash on hand	$465,853	$471,408
Cash in bank	24,272,524	6,459,231
Subtotal	24,783,377	6,930,639
Restricted cash – current (a)	17,059	-
Restricted cash – non-current (b)	1,274,956	1,300,005
Cash, cash equivalents, and restricted cash	$26,030,392	$8,230,644
(a)	During the six months ended June 30, 2023, with regards to various labor-related lawsuits in the PRC, the PRC Court issued an order to freeze one of the Company’s bank accounts which restricted or prohibited the transfer and use of deposited funds by the Company. The sum will be released when the Company has paid to satisfy the claims.
(b)	The non-current restricted cash represents cash pledged with a local bank in Thailand as collateral for bank guarantees issued by those banks in respect of the Company’s Cash-In-Transit projects.